SUBSEQUENT EVENTS	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 – SUBSEQUENT EVENTS

On February 9 2015, Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized common stock to 500,000,000 shares. The Company also approved a 200:1 (two hundred for one) forward split of the Company's outstanding shares of common stock, as more fully described in note 5.

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.